Premises and Equipment	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and Equipment
(5)	Premises and Equipment

The detail of premises and equipment at December 31, 2012 and 2011 is as follows:

	In Thousands
	2012	2011
Land	$15,115	15,111
Buildings	25,114	23,578
Leasehold improvements	140	140
Furniture and equipment	5,765	5,636
Automobiles	119	92
Construction-in-progress	—	1,118

	46,253	45,675
Less accumulated depreciation	(10,400)	(10,238)

	$35,853	35,437

During 2012 and 2011 payments of $343,000 and $1,173,000, respectively, were made to a director for building repairs and maintenance and construction of buildings.

Depreciation expense was $1,530,000, $1,491,000 and $1,527,000 for the years ended December 31, 2012, 2011 and 2010, respectively.